Financial Assets at Fair Value Through Profit or Loss (Details) - Schedule of Financial Assets - EUR (€)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Current Assets
US listed equity securities	€ 123,670